Business and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Business and Basis of Presentation [Abstract]
Business and Basis of Presentation
Business and Basis of Presentation
Unless otherwise stated or the context otherwise indicates, all references to "Phillips 66 Partners," "the Partnership," "us," "our," "we," or similar expressions refer to Phillips 66 Partners LP, including its consolidated subsidiaries.

Description of the Business
Phillips 66 Partners LP is a Delaware limited partnership formed on February 20, 2013, by Phillips 66 Company and Phillips 66 Partners GP LLC, both wholly owned subsidiaries of Phillips 66. A registration statement on Form S-1, as amended through the time of its effectiveness, was filed by the Partnership with the U.S. Securities and Exchange Commission (SEC) and was declared effective on July 22, 2013. On July 23, 2013, Phillips 66 Partners common units began trading on the New York Stock Exchange under the symbol "PSXP." On July 26, 2013, the Partnership completed its initial public offering (the Offering) of 18,888,750 common units (including 2,463,750 common units issued pursuant to the exercise of the underwriters' over-allotment option) representing limited partner interests. On February 13, 2014, the Partnership entered into a Contribution, Conveyance and Assumption Agreement (the Contribution Agreement) with subsidiaries of Phillips 66 to acquire the Gold Line products system and the Medford spheres (collectively, the Acquired Assets) from certain of those subsidiaries (the Gold Line/Medford Acquisition). The transaction closed on February 28, 2014, with an effective date of March 1, 2014 (the Effective Date). For periods prior to the Offering, the historical results of operations include our predecessor for accounting purposes. We refer to our pre-Offering predecessor and the operations of the Acquired Assets prior to their acquisition collectively as "our Predecessors."

On April 30, 2012, ConocoPhillips completed the separation of its downstream businesses into Phillips 66. Accordingly, prior to April 30, 2012, the parent company of our Predecessors was ConocoPhillips, and subsequent to April 30, 2012, the parent company of our Predecessors has been Phillips 66. For ease of reference, we refer to Phillips 66 as our Predecessors' parent for the periods prior to April 30, 2012. For purposes of related party transactions, ConocoPhillips is not considered a related party for periods after April 30, 2012.

Our assets consist of:

•	Clifton Ridge crude system. A crude oil pipeline, terminal and storage system located in Sulphur, Louisiana, that is a primary source for delivery of crude oil to Phillips 66's Lake Charles Refinery.

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Sweeny to Pasadena products system. A refined petroleum product pipeline, terminal and storage system extending from Phillips 66's Sweeny Refinery in Old Ocean, Texas, to our refined petroleum product terminal in Pasadena, Texas, and ultimately connecting to the Explorer and Colonial refined petroleum product pipeline systems and other third-party pipeline and terminal systems. This system is the primary distribution outlet for diesel and gasoline produced at Phillips 66's Sweeny Refinery.

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Hartford Connector products system. A refined petroleum product pipeline, terminal and storage system located in Hartford, Illinois, that distributes diesel and gasoline produced at the Wood River Refinery (a refinery owned by a joint venture between Phillips 66 and Cenovus Energy Inc.) to third-party pipeline and terminal systems, including the Explorer pipeline system.

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Gold Line products system. A 681-mile refined petroleum product pipeline system that runs from the Phillips 66-operated refinery in Borger, Texas, to Cahokia, Illinois, with access to Phillips 66's Ponca City Refinery, as well as two parallel 54-mile lateral lines that run from Paola, Kansas, to Kansas City, Kansas. The system has a maximum throughput capacity of 132,000 barrels per day, and includes four terminals located at Wichita, Kansas; Kansas City, Kansas; Jefferson City, Missouri; and Cahokia, Illinois, with an aggregate throughput capacity of 172,000 barrels per day and aggregate storage capacity of 4.3 million barrels.

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Medford spheres. Two newly-constructed refinery-grade propylene storage spheres located in Medford, Oklahoma, with a total working capacity of 70,000 barrels, that commenced operations in March 2014. The Medford spheres provide an outlet for delivery of refinery-grade propylene from Phillips 66's Ponca City Refinery, through interconnections with third-party pipelines, to Mont Belvieu, Texas.

We generate revenue primarily by charging tariffs and fees for transporting crude oil and refined petroleum products through our pipelines, and terminaling and storing crude oil and refined petroleum products at our terminals. Since we do not own any of the crude oil and refined petroleum products that we handle and do not engage in the trading of crude oil and refined petroleum products, we have limited direct exposure to risks associated with fluctuating commodity prices, although these risks indirectly influence our activities and results of operations over the long term. Our operations consist of one reportable segment.

Basis of Presentation
The Gold Line/Medford Acquisition was a transfer of businesses between entities under common control, which requires it to be accounted for as if the transfer occurred at the beginning of the period of transfer, with prior periods retrospectively adjusted to furnish comparative information. Accordingly, the accompanying financial statements and related notes have been retrospectively adjusted to include the historical results and financial position of the Acquired Assets prior to the Effective Date. See Note 4—Gold Line/Medford Acquisition, for additional information.

The combined financial statements of our Predecessors were derived from the accounting records of Phillips 66, and reflect the combined historical results of operations, financial position and cash flows of our Predecessors as if such businesses had been combined for all periods presented. All intercompany transactions and accounts within our Predecessors have been eliminated. The assets and liabilities in these financial statements have been reflected on a historical cost basis because, immediately prior to the Offering or the Gold Line/Medford Acquisition, all of the assets and liabilities presented were wholly owned by Phillips 66 and were transferred within the Phillips 66 consolidated group. The consolidated statement of income also includes expense allocations for certain functions historically performed by Phillips 66 and not allocated to the Partnership, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, information technology and procurement; and operational support services such as engineering and logistics. These allocations were based primarily on relative values of net properties, plants and equipment (PP&E) and equity method investments, or pipeline miles. Our management believes the assumptions underlying the allocation of expenses from Phillips 66 were reasonable. Nevertheless, the financial statements of our Predecessors may not include all of the actual expenses that would have been incurred had we been a stand-alone publicly traded partnership during the periods presented and may not reflect our actual results of operations, financial position and cash flows had we been a stand-alone publicly traded partnership during the periods prior to the Offering or the Gold Line/Medford Acquisition.

Phillips 66 uses a centralized approach to the cash management and financing of its operations. For periods prior to the Offering or Gold Line/Medford Acquisition, cash generated and used by our operations was transferred to Phillips 66 daily, and Phillips 66 funded our operating and investing activities as needed. Accordingly, the cash and cash equivalents held by Phillips 66 were not allocated to us, and we had no bank accounts prior to the Offering. We reflected transfers of cash to and from Phillips 66's cash management system as a component of "Net investment—predecessors" on our balance sheet, and as part of "Net distributions to Phillips 66 from predecessors" on our statement of cash flows. We did not include any interest expense for intercompany cash advances from Phillips 66, since historically Phillips 66 did not allocate interest expense related to intercompany advances to any of its businesses. For periods after the Offering, we have our own bank accounts and no longer participate in Phillips 66's centralized cash management system, and the Acquired Assets no longer participate in Phillips 66's centralized cash management system as of the Effective Date.

All financial information presented for the periods after the Offering represents the consolidated results of operations, financial position and cash flows of the Partnership giving retrospective effect to the combined results of operations, financial position and cash flows of the Acquired Assets. Accordingly:

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Our consolidated statements of income and cash flows for the year ended December 31, 2013, consist of the consolidated results of the Partnership for the period from July 26, 2013, through December 31, 2013, the combined results of our pre-Offering predecessor for the period from January 1, 2013, through July 25, 2013, and the combined results of the Acquired Assets for the entire year of 2013. Our consolidated statements of income and cash flows for the years ended December 31, 2012 and 2011, consist entirely of the combined results of our Predecessors.

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Our consolidated balance sheet at December 31, 2013, consists of the consolidated balances of the Partnership and the combined balances of the Acquired Assets, while at December 31, 2012, it consists of the combined balances of our Predecessors.

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Our consolidated statement of changes in equity for the year ended December 31, 2013, consists of the consolidated activity of the Partnership completed at and subsequent to the Offering on July 26, 2013, through December 31, 2013, the combined activity of our pre-Offering predecessor for the period from January 1, 2013, through July 25, 2013, and the combined activity of the Acquired Assets for the entire year of 2013. Our consolidated statement of changes in equity for the years ended December 31, 2012 and 2011, consists entirely of the combined activity of our Predecessors.